FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and balances at central banks	£ 54,663	£ 58,521
Items in the course of collection from banks	647	755
Financial assets at fair value through profit or loss	158,529	176,008
Derivative financial instruments	23,595	25,474
Loans and advances to banks	6,283	4,246
Loans and advances to customers	484,858	461,016
Debt securities	5,238	3,314
Financial assets at amortised cost	496,379	468,576
Financial assets at fair value through other comprehensive income	24,815	42,917
Total financial assets	758,628
Financial liabilities
Deposits from banks	30,320	29,804
Customer deposits	418,066	418,124
Items in course of transmission to banks	636	584
Financial liabilities at fair value through profit or loss	30,547	50,935
Derivative financial instruments	21,373	26,124
Notes in circulation	1,104	1,313
Debt securities in issue	91,168	72,402
Liabilities arising from insurance contracts and participating investment contracts	98,874
Liabilities arising from non-participating investment contracts	13,853
Unallocated surplus within insurance businesses	382
Subordinated liabilities	17,656	17,922	£ 19,831
Total financial liabilities	723,979
Previously stated [member]
Financial assets
Cash and balances at central banks		58,521	47,452
Items in the course of collection from banks		755
Financial assets at fair value through profit or loss		162,878
Derivative financial instruments		25,834
Loans and advances to banks		6,611	£ 26,902
Loans and advances to customers		472,498
Debt securities		3,643
Financial assets at amortised cost		482,752
Financial assets at fair value through other comprehensive income		42,098
Total financial assets		772,838
Financial liabilities
Deposits from banks		29,804
Customer deposits		418,124
Items in course of transmission to banks		584
Financial liabilities at fair value through profit or loss		50,877
Derivative financial instruments		26,124
Notes in circulation		1,313
Debt securities in issue		72,450
Liabilities arising from insurance contracts and participating investment contracts		103,413
Liabilities arising from non-participating investment contracts		15,447
Unallocated surplus within insurance businesses		390
Subordinated liabilities		17,922
Total financial liabilities		736,448
Held at amortised cost [member]
Financial assets
Cash and balances at central banks	54,663
Items in the course of collection from banks	647
Loans and advances to banks	6,283
Loans and advances to customers	484,858
Debt securities	5,238
Financial assets at amortised cost	496,379
Total financial assets	551,689
Financial liabilities
Deposits from banks	30,320
Customer deposits	418,066
Items in course of transmission to banks	636
Notes in circulation	1,104
Debt securities in issue	91,168
Subordinated liabilities	17,656
Total financial liabilities	558,950
Held at amortised cost [member] | Previously stated [member]
Financial assets
Cash and balances at central banks		58,521
Items in the course of collection from banks		755
Loans and advances to banks		6,611
Loans and advances to customers		472,498
Debt securities		3,643
Financial assets at amortised cost		482,752
Total financial assets		542,028
Financial liabilities
Deposits from banks		29,804
Customer deposits		418,124
Items in course of transmission to banks		584
Notes in circulation		1,313
Debt securities in issue		72,450
Subordinated liabilities		17,922
Total financial liabilities		540,197
Held for trading at fair value through profit or loss [member] | Mandatorily held at fair value through profit or loss [member]
Financial assets
Financial assets at fair value through profit or loss	35,246
Derivative financial instruments	22,032
Total financial assets	57,278
Financial liabilities
Financial liabilities at fair value through profit or loss	23,451
Derivative financial instruments	20,265
Total financial liabilities	43,716
Held for trading at fair value through profit or loss [member] | Designated at fair value through profit or loss [member] | Previously stated [member]
Financial assets
Financial assets at fair value through profit or loss		42,236
Derivative financial instruments		23,953
Total financial assets		66,189
Financial liabilities
Financial liabilities at fair value through profit or loss		43,062
Derivative financial instruments		24,511
Total financial liabilities		67,573
Other [Member] | Mandatorily held at fair value through profit or loss [member]
Financial assets
Financial assets at fair value through profit or loss	123,283
Total financial assets	123,283
Other [Member] | Designated at fair value through profit or loss [member] | Previously stated [member]
Financial assets
Financial assets at fair value through profit or loss		120,642
Total financial assets		120,642
Financial liabilities
Financial liabilities at fair value through profit or loss		7,815
Total financial liabilities		7,815
Derivatives designated as hedging instruments [member]
Financial assets
Derivative financial instruments	1,563
Total financial assets	1,563
Financial liabilities
Derivative financial instruments	1,108
Total financial liabilities	1,108
Derivatives designated as hedging instruments [member] | Previously stated [member]
Financial assets
Derivative financial instruments		1,881
Total financial assets		1,881
Financial liabilities
Derivative financial instruments		1,613
Total financial liabilities		1,613
At fair value through other comprehensive income [member]
Financial assets
Financial assets at fair value through other comprehensive income	24,815
Total financial assets	24,815
Available-for-sale Securities [Member] | Previously stated [member]
Financial assets
Financial assets at fair value through other comprehensive income		42,098
Total financial assets		42,098
Designated at fair value through profit or loss [member]
Financial liabilities
Financial liabilities at fair value through profit or loss	7,096
Total financial liabilities	7,096
Insurance contracts [member]
Financial liabilities
Liabilities arising from insurance contracts and participating investment contracts	98,874
Liabilities arising from non-participating investment contracts	13,853
Unallocated surplus within insurance businesses	382
Total financial liabilities	£ 113,109
Insurance contracts [member] | Previously stated [member]
Financial liabilities
Liabilities arising from insurance contracts and participating investment contracts		103,413
Liabilities arising from non-participating investment contracts		15,447
Unallocated surplus within insurance businesses		390
Total financial liabilities		£ 119,250